SUPPLEMENTAL CASH FLOW AND SIGNIFICANT NONCASH TRANSACTION DISCLOSURES	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW AND SIGNIFICANT NONCASH TRANSACTION DISCLOSURES
13.	SUPPLEMENTAL CASH FLOW AND SIGNIFICANT NONCASH TRANSACTION DISCLOSURES

Supplemental cash flow and significant noncash transaction disclosures were as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of capitalized interest of $2,739, $2,565 and $2,339 for the years ended December 31, 2019, 2018 and 2017, respectively	$25,703	$27,029	32,688
Supplemental Disclosure of Significant Noncash Transactions:
Assets and liabilities deconsolidated in connection with the 353 Sacramento partial sale:
Real estate, net	—	—	170,586
Rents and other receivables, net	—	—	1,244
Prepaid expenses and other assets	—	—	555
Notes payable, net	—	—	87,132
Accounts payable and accrued liabilities	—	—	1,574
Below-market leases, net	—	—	2,960
Other liabilities	—	—	924

Assets and liabilities consolidated in connection with the PORT acquisition:
Cash	8,104	—	—
Restricted cash	1,667	—	—
Rents and other receivables	989	—	—
Prepaid expenses and other assets	634	—	—
Real estate held for investment	109,922	—	—
Notes payable	61,885	—	—
Accounts payable and accrued liabilities	1,893	—	—
Other liabilities	904	—	—
Acquisition fees due to affiliates on investment in unconsolidated entities	137	—	—
Accrued improvements to real estate	5,302	3,363	3,717
Redeemable common stock payable	829	10,000	8,595
Restricted stock payable	16,320	—	—
Mezzanine equity in connection with subordinated performance fee due upon termination	10,880	—	—
Restricted stock (additional paid in capital) in connection with subordinated performance fee due upon termination	5,440	—	—
Mortgage loan assumed by buyer in connection with sale of real estate	23,663	—	—
Redemptions of Series B Preferred Units in exchange for Series A-3 Preferred Units	2,992	—	—
Distributions paid to common stockholders through common stock issuances pursuant to the dividend reinvestment plan	829	1,418	8,666
Distributions paid to common stockholders through common stock issuances pursuant to the December 2017 special dividend	—	150,299	—
Distributions paid to common stockholders through common stock issuances pursuant to the November 2018 special dividend	—	127,911	—

12.	SUPPLEMENTAL CASH FLOW AND SIGNIFICANT NONCASH TRANSACTION DISCLOSURES

Supplemental cash flow and significant noncash transaction disclosures were as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of capitalized interest of $901 and $694 for the three months ended March 31, 2020 and 2019, respectively	$8,184	$9,127
Supplemental Disclosure of Significant Noncash Transactions:
Accrued improvements to real estate	2,699	5,108
Mortgage loan assumed by buyer in connection with sale of real estate	—	23,663
Redeemable common stock payable	623	7,742
Distributions paid to common stockholders through common stock issuances pursuant to the dividend reinvestment plan	262	286
Redemption of Series B Preferred Units in exchange for Series A-3 Preferred Units	—	2,992